Additional Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Cash Flow Elements [Abstract]
Interest paid	$ 145	$ 144	$ 115
Taxation paid	507	477	188
Non-cash investing and financing items not reported in the consolidated statements of cash flows:
Exercise of share options	45	51	43
Foreign exchange transaction gain	2	11	2
Foreign exchange transaction gain included in Interest, dividends and other amounts to	8	2	3
Non cash movements included in Property, plant & equipment	$ 68	$ 389	$ 302